Inventories - Additional Information (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CLP ($)
INVENTORIES.
Inventories pledged	$ 0
Raw materials and consumables recognized as fuel expenses	376,602	$ 354,616	$ 638,512	$ 638,512
Impairment losses recognized on inventories	$ 0	$ 0	$ 0